Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Income (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Income And Expense [Line Items]
Amounts recovered from insurance		$ 0	$ 0	$ 210
Government grants	$ 24,387
Total		40,557	9,854	19,552
Other Incomes
Material Income And Expense [Line Items]
Discounts obtained from suppliers		2,002	1,404	896
Fines charged to suppliers		4,118	593	83
Amounts recovered from insurance		1,242	1,646	1,811
Overestimate of provisions for third-party obligations		1,272	86	293
Sale of assets classified as properties, plant and equipment		11	365	287
Sales of materials, spare parts and supplies		147	246	2,121
Options on mining properties		376	1,126	8,796
Easements, pipelines and roads		5,205	2,106	4,949
Government grants		24,387	0	0
Others		$ 1,797	$ 2,282	$ 316